Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2019
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
29. Financial instruments – additional disclosures
(USD millions)	Note	2019 [1]	2018 [1]

Cash and cash equivalents	16	11 112	13 271

Financial assets - measured at fair value through other comprehensive income
Marketable securities
Debt securities	16	24	325

Long-term financial investments
Equity securities	13	1 158	802

Debt securities	13	33	31

Total long-term financial investments - fair value through other comprehensive income		1 191	833

Total financial assets - measured at fair value through other comprehensive income		1 215	1 158

Financial assets - measured at amortized costs
Trade receivables, income tax receivables and other current assets (excluding pre-payments)	15/17	10 337	11 024

Accrued interest on debt securities, time deposits and short-term investments	16		12

Time deposits and short-term investments with original maturity more than 90 days	16	61	2 087

Long-term loans, advances, security deposits and other long-term receivables	13	329	512

Total financial assets - measured at amortized costs		10 727	13 635

Financial assets - measured at fair value through the consolidated income statement
Equity securities	13	366	353

Fund investments	13/16	270	286

Associated companies at fair value through profit and loss		186	145

Derivative financial instruments	16	102	130

Contingent consideration receivables	13	399	396

Total financial assets - measured at fair value through the consolidated income statement		1 323	1 310

Total financial assets		24 377	29 374

Financial liabilities - measured at amortized costs
Current financial debt
Interest-bearing accounts of associates payable on demand	21	1 836	1 778

Bank and other financial debt	21	719	701

Commercial paper	21	2 289	3 951

Current portion of non-current debt	21	2 002	3 190

Total current financial debt		6 846	9 620

Non-current financial debt
Straight bonds	19	22 167	25 283

Liabilities to banks and other financial institutions	19	188	285

Finance lease obligations	19		92

Current portion of non-current debt	19	– 2 002	– 3 190

Total non-current financial debt		20 353	22 470

Trade payables and commitment for repurchase of own shares [2]		5 424	5 840

Total financial liabilities - measured at amortized costs		32 623	37 930

Financial liabilities - measured at fair value through the consolidated income statement
Contingent consideration (see Note 20/22) and other financial liabilities		1 065	917

Derivative financial instruments	21	185	58

Total financial liabilities - measured at fair value through the consolidated income statement		1 250	975

Lease liabilities	10	1 949

Total financial liabilities		35 822	38 905

[1] Except for straight bonds (see Note 19), the carrying amount is a reasonable approximation of fair value.
[2] Notes 18 and 22 provide additional disclosures related to commitment for repurchase of own shares.
Derivative financial instruments
The following tables show the contract or underlying principal amounts and fair values of derivative financial instruments analyzed by type of contract at December 31, 2019 and 2018. Contract or underlying principal amounts indicate the gross volume of business outstanding at the consolidated balance sheet date and do not represent amounts at risk. The fair values are determined by reference to market prices or standard pricing models that use observable market inputs at December 31, 2019 and 2018.
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2019	2018	2019	2018	2019	2018

Forward foreign exchange rate contracts	10 779	10 823	96	130	– 75	– 58

Commodity purchase contract	9		6

Options on equity securities	269				– 110

Total derivative financial instruments included in marketable securities and in current financial debts	11 057	10 823	102	130	– 185	– 58

The following table shows by currency contract or underlying principal amount the derivative financial instruments at December 31, 2019 and 2018:
	2019

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 373	7 760	1 646	10 779

Commodity purchase contract		9		9

Options on equity securities		250	19	269

Total derivative financial instruments	1 373	8 019	1 665	11 057

2018

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 989	6 558	1 276	10 823

Total derivative financial instruments	2 989	6 558	1 276	10 823

Derivative financial instruments effective for hedge accounting purposes
At the end of 2019 and 2018, there were no open hedging instruments for anticipated transactions.
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of subjectivity associated with the inputs to derive fair valuation for these assets and liabilities, which are as follows:
The assets carried at Level 1 fair value are equity and debt securities listed in active markets.
The assets generally included in Level 2 fair value hierarchy are foreign exchange and interest rate derivatives, and certain debt securities. Foreign exchange and interest rate derivatives are valued using corroborated market data. The liabilities generally included in this fair value hierarchy consist of foreign exchange and interest rate derivatives.
Level 3 inputs are unobservable for the asset or liability. The assets generally included in Level 3 fair value hierarchy are various investments in hedge funds and unquoted equity security investments. Contingent consideration carried at fair value is included in this category.
	2019

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities		24			24

Fund investments	37				37

Total marketable securities	37	24			61

Time deposits and short term investments with original maturity more than 90 days				61	61

Derivative financial instruments		102			102

Total marketable securities, time deposits and derivative financial instruments	37	126		61	224

Debt and equity securities	976		581		1 557

Fund investments			233		233

Contingent consideration receivables			399		399

Long-term loans, advances, security deposits and other long-term receivables				329	329

Total financial investments and long-term loans	976		1 213	329	2 518

Associated companies at fair value through profit and loss			186		186

Financial liabilities
Contingent consideration payables			– 1 036		– 1 036

Other financial liabilities			– 29		– 29

Derivative financial instruments		– 185			– 185

Total financial liabilities at fair value		– 185	– 1 065		– 1 250

	2018

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	302	23			325

Fund investments	35				35

Total marketable securities	337	23			360

Time deposits and short term investments with original maturity more than 90 days				2 087	2 087

Derivative financial instruments		130			130

Accrued interest on debt securities, time deposits and short-term investments				12	12

Total marketable securities, time deposits and derivative financial instruments	337	153		2 099	2 589

Debt and equity securities	698		488		1 186

Fund investments			251		251

Contingent consideration receivables			396		396

Long-term loans and receivables from customers and finance lease, advances, security deposits				512	512

Total financial investments and long-term loans	698		1 135	512	2 345

Associated companies at fair value through profit and loss			145		145

Financial liabilities
Contingent consideration payables			– 907		– 907

Other financial liabilities			– 10		– 10

Derivative financial instruments		– 58			– 58

Total financial liabilities at fair value		– 58	– 917		– 975

The analysis above includes all financial instruments measured at fair value as well as certain financial assets measured at amortized cost.
The change in carrying values associated with Level 3 financial instruments, using significant unobservable inputs during the year ended December 31, is set forth below:
	2019

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	145	251	488	396	– 907	– 10

Impact from discontinued operations [1]		– 28	– 19		163

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		12	6	35	195	1

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 15				– 89	– 48

Fair value adjustments recognized in the consolidated statement of comprehensive income			– 6

Purchases	49	28	229		– 401	– 5

Cash receipts and payments				– 32	3	33

Disposals	– 3	– 30	– 53

Reclassification	10		– 64

December 31	186	233	581	399	– 1 036	– 29

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2019	– 15	12	6	35	106	– 47

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
	2018

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	188	166	437	844	– 852	– 72

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		93		36	213

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 22		– 5		– 100

Fair value adjustments recognized in the consolidated statement of comprehensive income			– 10

Purchases	24	22	123		– 182

Cash receipts and payments				– 484	11	62

Disposals	– 6	– 30	– 25

Contingent consideration payable related to disposal group held for sale					3

Reclassification	– 39		– 32

December 31	145	251	488	396	– 907	– 10

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2018	– 22	93	– 5	36	113

During 2019, there were several individually non-significant transfers of financial investments from Level 3 to Level 1 for USD 64 million (2018: USD 78 million), mainly due to initial public offerings of the invested companies.
Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through the consolidated income statement are recorded in the consolidated income statement under “Other income” or “Other expense,” respectively. Realized gains and losses associated with Level 3 long-term financial investments measured at fair value through other comprehensive income are not recycled through the consolidated income statement but are instead reclassified to retained earnings.
During the year, the net loss and net gain recorded on associated companies, fund investments and long-term financial investments at fair value through profit and loss were USD 72 million and USD 110 million, respectively.
If the pricing parameters for the Level 3 input were to change for associated companies at fair value through profit and loss, fund investments and long-term financial investments by 10% positively or negatively, this would change the amounts recorded in the 2019 consolidated statement of comprehensive income by USD 100 million.
To determine the fair value of a contingent consideration, various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate and timing and different scenarios of triggering events. The inputs are interrelated. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
If the most significant parameters for the Level 3 input were to change by 10% positively or negatively, or where the probability of success (POS) is the most significant input parameter, 10% were added or deducted from the applied probability of success, for contingent consideration payables, other financial liabilities and contingent consideration receivables, this would change the amounts recorded in the 2019 consolidated income statement by USD 267 million and USD 202 million, respectively.
Equity securities measured at fair value through other comprehensive income
Equity securities held as strategic investments, typically held outside the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Except for the investment in Alcon Inc. with a fair value of USD 382 million at December 31, 2019, these are made up of individually non-significant investments. At December 31, 2019, the Group holds 53 non-listed equity securities (December 31, 2018: 41) and 29 listed equity securities (December 31, 2018: 26) in this category with the following fair values:
(USD millions)	2019	2018

Listed equity securities	843	597

Non-listed equity securities	315	205

Total equity securities	1 158	802

There were no dividends recognized during 2019 and 2018 from these equity securities. In 2019, in accordance with the consolidated foundations Alcon Inc. shares divestment plans, Alcon Inc. shares with a fair value of USD 976 million were sold, and the USD 62 million gain on disposal was transferred from other comprehensive income to retained earnings during 2019. In addition, in 2019, equity securities that were no longer considered strategic, with a fair value of USD 33 million (2018: USD 21 million), were sold, and the USD 33 million gain on disposal (2018: USD 16 million gain) was transferred from other comprehensive income to retained earnings (see Note 8).
Nature and extent of risks arising from financial instruments
Market risk
Novartis is exposed to market risk, primarily related to foreign currency exchange rates, interest rates, and the market value of the investments of liquid funds. The Group actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is the Group’s policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures and to enhance the yield on the investment of liquid funds. It does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, it does not sell short assets it does not have, or does not know it will have, in the future. The Group only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience. In the case of liquid funds, the Group writes call options on assets it has, or writes put options on positions it wants to acquire and has the liquidity to acquire. The Group expects that any loss in value for these instruments generally would be offset by increases in the value of the underlying transactions.
Foreign currency exchange rate risk
The Group uses the US dollar as its reporting currency. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies. Fluctuations in the exchange rates between the US dollar and other currencies can have a significant effect on both the Group’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Because our expenditures in Swiss francs are significantly higher than our revenues in Swiss francs, volatility in the value of the Swiss franc can have a significant impact on the reported value of our earnings, assets and liabilities, and the timing and extent of such volatility can be difficult to predict.
There is also a risk that certain countries could devalue their currency. If this occurs, it could impact the effective prices we would be able to charge for our products and also have an adverse impact on both our consolidated income statement and balance sheet.
Certain countries have legal or economic restrictions on the ability of subsidiaries to transfer funds to the Group in the form of cash dividends, loans or advances, but these restrictions do not have an impact on the ability of the Group to meet its cash obligations.
The most significant countries in this respect are Argentina and Venezuela, where the governments have implemented capital controls. The net outstanding intercompany payable balance of Argentina and Venezuela Subsidiaries were not material for the Group at December 31, 2019 and at December 31, 2018.
Subsidiaries whose functional currencies have experienced a cumulative inflation rate of more than 100% over the past three years apply the rules of IAS 29 “Financial reporting in Hyperinflationary Economies”. The hyperinflationary economies in which Novartis operates are Argentina and Venezuela. Venezuela was hyperinflationary for all years presented, and Argentina became hyperinflationary effective July 1, 2018, requiring retroactive implementation of hyperinflation accounting as of January 1, 2018. The impacts of applying IAS 29 was not significant in all years presented.
The Group manages its global currency exposure by engaging in hedging transactions where management deems appropriate. Novartis may enter into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets, commitments and anticipated transactions. Novartis also uses forward contracts and foreign currency option contracts to hedge.
Net investments in subsidiaries in foreign countries are long-term investments. Their fair value changes through movements of foreign currency exchange rates. The Group has designated a certain portion of its long-term euro-denominated straight bonds as hedges of the translation risk arising on certain of these net investments in foreign operations with euro functional currency. As of December 31, 2019, long-term financial debt with a carrying amount of EUR 1.8 billion (USD 2.1 billion) (December 31, 2018: USD 2.1 billion), has been designated as a hedge instrument. During 2019, USD 44 million of unrealized income (unrealized income in 2018: USD 95 million) was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge. The hedge remained effective since inception, and no amount was recognized in the consolidated income statement in 2019, 2018 and 2017.
Commodity price risk
The Group has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by the Group’s businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below the Group’s risk management tolerance levels. Accordingly, the Group does not enter into significant commodity futures, forward or option contracts to manage fluctuations in prices of anticipated purchases.
Interest rate risk
The Group addresses its net exposure to interest rate risk mainly through the ratio of its fixed-rate financial debt to variable-rate financial debt contained in its total financial debt portfolio. To manage this mix, Novartis may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable interest rates.
Equity risk
The Group may purchase equities as investments of its liquid funds. As a policy, it limits its holdings in an unrelated company to less than 5% of its liquid funds. Potential investments are thoroughly analyzed. Call options are written on equities that the Group owns, and put options are written on equities that the Group wants to buy and for which cash is available.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, the Group periodically assesses country and customer credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate.
The provisions for expected credit losses for customers are based on a forward-looking expected credit loss, which includes possible default events on the trade receivables over the entire holding period of the trade receivables.
In measuring the expected credit losses, trade receivables are grouped based on shared credit risk characteristics (such as private versus public receivables) and days past due. In determining the expected credit loss rates, the Group considers current and forward-looking macroeconomic factors that may affect the ability of the customers to settle the receivables, and historical loss rates for each category of customers.
The Group’s largest customer accounted for approximately 23% of net sales, and the second largest and third largest customers accounted for 17% and 10% of net sales, respectively (2018: 18%, 14% and 8%, respectively; 2017: 19%, 14% and 7%, respectively). No other customer accounted for 6% or more of net sales in either year.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 14%, 12% and 7%, respectively, of the Group’s trade receivables at December 31, 2019 (2018: 12%, 10% and 6%, respectively). There is no other significant concentration of customer credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities and money market instruments; credit risk on cash, time deposits and derivatives; as well as settlement risk for different instruments. Issuer risk is reduced by only buying securities that are at least A- rated. Counterparty credit risk and settlement risk are reduced by a policy of entering into transactions with counterparties (banks or financial institutions) that feature a strong credit rating. Exposure to these risks is closely monitored and kept within predetermined parameters. The limits are regularly assessed and determined based upon credit analysis, including financial statement and capital adequacy ratio reviews. In addition, reverse repurchasing agreements are contracted, and Novartis has entered into credit support agreements with various banks for derivative transactions. To further reduce the settlement risk, the Group has implemented a multi-currency system, CLS (Continuous Linked Settlement), providing multilateral netting (payment-versus-payment settlement) of cash flows from foreign exchange transactions.
The Group’s cash and cash equivalents are held with major regulated financial institutions; the three largest ones hold approximately 12.6%, 10.4% and 8.3%, respectively (2018: 9.4%, 7.6% and 7.0%, respectively).
The Group does not expect any losses from non-performance by these counterparties and does not have any significant grouping of exposures to financial sector or country risk.
Liquidity risk
Liquidity risk is defined as the risk that the Group could not be able to settle or meet its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. Group Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Novartis manages its liquidity risk on a consolidated basis according to business needs and tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Management monitors the Group’s net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Novartis has two US commercial paper programs under which it can issue up to USD 9.0 billion in the aggregate of unsecured commercial paper notes. Novartis also has a Japanese commercial paper program under which it can issue up to JPY 150 billion (approximately USD 1.4 billion) of unsecured commercial paper notes. Commercial paper notes totaling USD 2.3 billion under these three programs were outstanding as per December 31, 2019 (2018: USD 4.0 billion). Novartis further has a committed credit facility of USD 6.0 billion, which was renewed in September 2019. This credit facility is provided by a syndicate of banks and is intended to be used as a backstop for the US commercial paper programs. The renewed facility matures in September 2024 and was undrawn as per December 31, 2019, and December 31, 2018.
In December 2019, Novartis entered into a short-term credit facility of USD 7 billion, with a maturity date of June 30, 2020 with a syndicate of banks. On January 7, 2020, Novartis borrowed USD 7 billion under the facility with interest based on the USD LIBOR.
The following table sets forth how management monitors net debt or liquidity based on details of the remaining contractual maturities of current financial assets and liabilities, excluding trade receivables and payables as well as contingent considerations at December 31, 2019, and December 31, 2018:
	2019

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	20	26	16	3	57	122

Commodities					110	110

Derivative financial instruments and accrued interest	14	79	3	3	3	102

Cash and cash equivalents	9 712	1 400				11 112

Total current financial assets	9 746	1 505	19	6	170	11 446

Non-current liabilities
Financial debt				– 9 110	– 11 243	– 20 353

Financial debt - undiscounted				– 9 150	– 11 355	– 20 505

Total non-current financial debt				– 9 110	– 11 243	– 20 353

Current liabilities
Financial debt	– 4 243	– 1 373	– 1 230			– 6 846

Financial debt - undiscounted	– 4 243	– 1 373	– 1 230			– 6 846

Derivative financial instruments	– 130	– 29	– 26			– 185

Total current financial debt	– 4 373	– 1 402	– 1 256			– 7 031

Net debt	5 373	103	– 1 237	– 9 104	– 11 073	– 15 938

2018

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	39	56	2 091	198	63	2 447

Commodities					104	104

Derivative financial instruments and accrued interest	40	75	27			142

Cash and cash equivalents	3 571	9 700				13 271

Total current financial assets	3 650	9 831	2 118	198	167	15 964

Non-current liabilities
Financial debt				– 8 980	– 13 490	– 22 470

Financial debt - undiscounted				– 9 025	– 13 623	– 22 648

Total non-current financial debt				– 8 980	– 13 490	– 22 470

Current liabilities
Financial debt	– 5 217	– 4 084	– 319			– 9 620

Financial debt - undiscounted	– 5 217	– 4 084	– 319			– 9 620

Derivative financial instruments	– 16	– 34	– 8			– 58

Total current financial debt	– 5 233	– 4 118	– 327			– 9 678

Net debt	– 1 583	5 713	1 791	– 8 782	– 13 323	– 16 184

The consolidated balance sheet amounts of financial liabilities included in the above analysis are not materially different to the contractual amounts due on maturity. The positive and negative fair values on derivative financial instruments represent the net contractual amounts to be exchanged at maturity.
The Group’s contractual undiscounted potential cash flows from derivative financial instruments to be settled on a gross basis are as follows:
	2019

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 814	– 4 624	– 952	– 6 390

Potential inflows in various currencies - from financial derivative assets	807	4 656	922	6 385

	2018

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 1 305	– 2 949	– 598	– 4 852

Potential inflows in various currencies - from financial derivative assets	1 328	2 974	593	4 895

Other contractual liabilities that are not part of management’s monitoring of the net debt or liquidity consist of the following items:
2019

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 36	– 428	– 1 531	– 3 439	– 5 434

Lease liabilities	– 65	– 181	– 622	– 1 081	– 1 949

Trade payables	– 5 222	– 202			– 5 424

Contingent consideration liabilities	– 62	– 9	– 582	– 383	– 1 036

2018

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 113	– 459	– 1 667	– 3 755	– 5 994

Trade payables	– 5 556				– 5 556

Contingent consideration liabilities		– 98	– 470	– 339	– 907

Capital risk management
Novartis strives to maintain a strong credit rating. In managing its capital, Novartis focuses on maintaining a strong balance sheet. As of December 31, 2019, Moody’s Investor Service rated the Company A1 for long-term maturities and P-1 for short-term maturities and S&P Global Ratings rated the company AA- for long-term maturities and A-1+ for short-term maturities.
Value at risk
The Group uses a value at risk (VAR) computation to estimate the potential 10-day loss in the fair value of its financial instruments.
A 10-day period is used because of an assumption that not all positions could be undone in one day given the size of the positions. The VAR computation includes all financial assets and financial liabilities as set forth in the table on page F-75, except:
• Trade receivables, income tax receivables and other current assets
• Long-term loans and receivables, advances and security deposits
• Contingent considerations
• Finance lease obligations
• Lease liabilities
• Trade payables and commitment for repurchase of own shares
The VAR estimates are made assuming normal market conditions, using a 95% confidence interval. The Group uses a “Delta Normal” model to determine the observed interrelationships between movements in interest rates, stock markets and various currencies. These interrelationships are determined by observing interest rate movements, stock market movements and foreign currency rate movements over a 60-day period for the calculation of VAR amounts.
The estimated potential 10-day loss in the fair value of the Group’s foreign currency positions (including foreign exchange translation risk), the estimated potential 10-day loss of its equity holdings, and the estimated potential 10-day loss in fair value of its interest rate-sensitive instruments (primarily financial debt and investments of liquid funds under normal market conditions), as calculated in the VAR model, are the following:
(USD millions)	2019	2018

All financial instruments	355	337

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	89	217

Instruments sensitive to equity market movements	31	122

Instruments sensitive to interest rates	187	221

The average, high and low VAR amounts are as follows:
	2019

(USD millions)	Average	High	Low

All financial instruments	348	385	303

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	143	195	86

Instruments sensitive to equity market movements	36	81	16

Instruments sensitive to interest rates	233	303	187

	2018

(USD millions)	Average	High	Low

All financial instruments	443	553	337

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	324	473	217

Instruments sensitive to equity market movements	60	122	22

Instruments sensitive to interest rates	253	361	169

The VAR computation is a risk analysis tool designed to statistically estimate the potential 10-day loss from adverse movements in foreign currency exchange rates, equity prices and interest rates under normal market conditions. The computation does not purport to represent actual losses in fair value on earnings to be incurred by the Group, nor does it consider the effect of favorable changes in market rates. The Group cannot predict actual future movements in such market rates, and it does not claim that these VAR results are indicative of future movements in such market rates or are representative of any actual impact that future changes in market rates may have on the Group’s future results of operations or financial position.